Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CURRENT
Cash and cash equivalents	$ 1,629.2	$ 1,816.9
Financial investments	521.7	494.4
Trade accounts receivable	217.6	202.9
Derivative financial instruments	17.5	5.4
Customer and commercial financing	8.4	50.8
Contract assets	509.1	505.4
Inventories	2,636.0	2,329.0
Income tax and social contribution	203.0	105.5
Other assets	312.9	246.3
Total current assets	6,055.4	5,756.6
NON-CURRENT
Financial investments	170.0	170.0
Trade accounts receivable	3.4	2.3
Derivative financial instruments	0.0	5.7
Customer and commercial financing	54.4	50.4
Contract assets	2.4	0.7
Deferred income tax and social contribution	137.7	48.1
Other assets	141.3	135.2
Investments	28.2	12.3
Property, plant and equipment	1,770.7	1,649.2
Intangible assets	2,331.0	2,246.5
Right of use	88.0	65.1
Total non-current assets	4,727.1	4,385.5
TOTAL ASSETS	10,782.5	10,142.1
CURRENT
Trade accounts payable	787.0	739.5
Trade accounts payable - Supplier finance	37.6	27.5
Lease liability	13.8	12.0
Loans and financing	127.1	308.5
Other payables	332.3	319.9
Contract liabilities	1,919.0	1,469.0
Derivative financial instruments	85.7	57.4
Taxes and payroll charges payable	42.6	47.2
Income tax and social contribution	195.6	107.2
Unearned income	10.2	2.6
Provision	114.7	126.5
Total Current Liabilities	3,665.6	3,217.3
NON-CURRENT
Lease liability	82.2	59.0
Loans and financing	2,759.3	2,894.7
Other payables	55.4	51.1
Contract liabilities	621.9	495.0
Derivative financial instruments	39.5	40.1
Taxes and payroll charges payable	18.3	13.2
Income tax and social contribution	5.1	4.0
Deferred income tax and social contribution	304.7	370.6
Unearned income	17.7	22.6
Provision	173.5	150.2
Total non-current liabilities	4,077.6	4,100.5
TOTAL LIABILITIES	7,743.2	7,317.8
SHAREHOLDERS' EQUITY
Capital	1,551.6	1,551.6
Treasury shares	(28.2)	(28.2)
Revenue reserves	1,280.1	1,116.1
Share-based remuneration	44.8	40.3
Other comprehensive loss	(152.7)	(189.7)
Result in transactions with non controlling interest	90.9	77.4
Shareholder's equity excluding non-controlling interest	2,786.5	2,567.5
Non-controlling interests	252.8	256.8
TOTAL SHAREHOLDERS' EQUITY	3,039.3	2,824.3
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,782.5	$ 10,142.1